CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues:
Rental income	$ 22,151	$ 18,373	$ 81,363	$ 82,746	$ 129,265
Other operating income	971	1,393	5,327	5,021	7,136
Interest income from real estate debt securities	0	369	369	2,018	1,782
Dividend income from real estate equity securities	1,479	1,776	6,099	6,002	2,531
Total revenues	24,601	21,911	93,158	95,787	140,714
Expenses:
Operating, maintenance, and management	7,572	6,271	29,294	29,110	42,611
Real estate taxes and insurance	3,428	2,977	12,631	11,762	17,404
Asset management fees to affiliate	2,106	1,891	8,158	8,525	10,686
General and administrative expenses	2,546	1,533	7,456	7,784	5,983
Foreign currency transaction (gain) loss, net	(14,996)	2,816	12,498	(10,141)	15,298
Depreciation and amortization	8,984	7,681	34,004	35,006	53,446
Interest expense	6,796	7,168	28,849	31,054	37,149
Other-than-temporary impairment of debt securities			0	2,500	0
Total expenses	16,436	30,337	132,890	115,600	182,577
Other (loss) income:
Income from NIP	52	0	0	428	2,073
Equity in income (loss) of unconsolidated entities	328	7,312	6,621	(9,830)	(6,037)
Casualty-related loss			(506)	0	0
Other interest income	270	690	2,120	1,884	1,105
(Loss) gain on real estate equity securities	(26,454)	11,165	20,379	(19,010)	0
Gain on sale of real estate	0	7,575	34,077	80,594	255,935
Loss on extinguishment of debt	0	(856)	(1,106)	(493)	(478)
Transaction and related costs			(4,462)	0	0
Subordinated performance fee due upon termination to affiliate			(32,640)	0	0
Total other (loss) income, net	(25,804)	25,886	24,483	53,573	252,598
Net (loss) income before income taxes	(17,639)		(15,249)	33,760	210,735
Income tax benefit (provision)			68	(436)	(155)
Net (loss) income	(17,639)	17,460	(15,181)	33,324	210,580
Net (income) loss attributable to noncontrolling interests	32	(679)	(2,101)	222	64
Preferred stock dividends	(365)	0
Net (loss) income attributable to common stockholders	$ (17,972)	$ 16,781	$ (17,282)	$ 33,546	$ 210,644
Net (loss) income per common share, basic and diluted (in dollars per share)	$ (0.27)	$ 0.25	$ (0.26)	$ 0.57	$ 3.77
Weighted-average number of common shares outstanding, basic and diluted (in shares)	66,041,776	66,812,520	66,443,585	58,738,732	55,829,708